13FCON P 2/18/11

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

[redacted]

Washington, D.C. 20549

NON-PUBLIC

11000579

FORM 13F

FORM 13F COVER PAGE

RECEIVED
AUG 1 4 2007
OFFICE OF THE SECRETARY

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: HealthCor Management, L.P.
Address: Carnegie Hall Tower
152 West 57th St., 47th Floor
New York, NY 10019

13 File Number: 28-11790

'he institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is uthorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, tatements, schedules, lists, and tables, are considered integral parts of this form

'erson Signing this Report on Behalf of Reporting Manager:

CONFIDENTIAL TREATMENT DENIED

Jame: John H. Coghlin
'itle: General Counsel
'hone: 212-622-7871
ignature, Place and Date of Signing:

/s/ John H. Coghlin, NY August 14, 2007

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

FORM 13F SUMMARY PAGE

Report Summary:

Confidential information has been omitted from the public 13F form and has been filed separately with the U.S. Securities and Exchange Commission ("SEC"). A request for confidential treatment has been submitted with the SEC.

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	1
Form 13F Information Table Value Total:	7853 x($1000)

FORM 13F INFORMATION TABLE

	NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE x($1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DISCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
D	LIFE SCIENCE RESEARCH, INC.	COMMON STOCK	532169109	7853	505000	SH		SOLE		505000	0	0

S REPORT SUMMARY 1 DATA RECORDS 7853 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED